STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Employee Stock Options and Warrants

The Company has no expired employee stock options under the 2016 Plan at June 30, 2020 and 2019.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2018	160,143	$14.00	4.4	—
Granted	8,572	$14.00	5.0	—
Forfeited	(14,286)	$14.00	—	—
Outstanding at June 30, 2019	154,429	$14.00	3.4	—
Exercisable at June 30, 2019	145,857	$14.00	3.4	—

Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Granted	310,290	$5.39	4.8	—
Cancelled/forfeited	(161,402)	$14.00	—	—
Outstanding at June 30, 2020	311,898	$5.46	4.7	—
Exercisable at June 30, 2020	162,474	$6.08	4.7	—

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2017	—	$—	—	—
Granted	160,152	$14.00	5.0	—
Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Exercisable at December 31, 2018	145,858	$14.00	4.3	—

Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Granted	17,144	$14.00	5.0	—
Forfeited	(14,286)	$14.00	—	—
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Exercisable at December 31, 2019	154,438	$14.00	3.4	—

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Employee Stock Options and Warrants

The following is a summary of activity for warrants to purchase common stock for the six months ended June 30, 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2018	1,815,182	$9.52	3.9	—
Warrants expired, forfeited, cancelled or exercised	(327,612)
Outstanding at June 30, 2019	1,487,570	$8.78	2.8	—
Exercisable at June 30, 2019	1,487,570	$8.78	2.8	—

Outstanding at December 31, 2019	1,521,250	$8.78	3.0	—
Warrants expired, forfeited, cancelled or exercised	—
Warrants issued	67,500	$9.00	2.6	—
Outstanding at June 30, 2020	1,588,750	$8.79	4.8	—
Exercisable at June 30, 2020	1,521,250	$8.41	2.7	—